American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
September 30, 2023

VP International - Schedule of Investments
SEPTEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.0%
Australia — 3.0%
CSL Ltd.	12,880	2,075,007
James Hardie Industries PLC(1)	39,680	1,037,760
NEXTDC Ltd.(1)	200,252	1,584,470
		4,697,237
Belgium — 0.7%
KBC Group NV	17,190	1,070,191
Canada — 4.1%
Canadian Pacific Kansas City Ltd.(2)	35,070	2,606,786
Element Fleet Management Corp.	65,480	939,595
First Quantum Minerals Ltd.	50,360	1,189,805
GFL Environmental, Inc.(2)	52,190	1,657,555
		6,393,741
China — 1.3%
H World Group Ltd., ADR(1)	24,260	956,572
Li Ning Co. Ltd.	99,500	415,480
Tencent Holdings Ltd.	17,500	678,369
		2,050,421
Denmark — 5.2%
Novo Nordisk AS, Class B	88,212	8,031,807
France — 16.3%
Air Liquide SA	22,199	3,739,011
Airbus SE	15,650	2,094,729
Arkema SA	16,500	1,624,270
Bureau Veritas SA	45,346	1,124,404
Edenred SE	37,917	2,371,936
EssilorLuxottica SA	4,480	779,276
Hermes International SCA	640	1,166,609
L'Oreal SA	4,370	1,810,981
LVMH Moet Hennessy Louis Vuitton SE	5,420	4,091,181
Pernod Ricard SA	3,460	576,055
Publicis Groupe SA	11,990	907,555
Safran SA	11,380	1,783,350
Schneider Electric SE	13,740	2,264,243
Thales SA	7,680	1,079,371
		25,412,971
Germany — 6.6%
adidas AG	6,900	1,210,319
HUGO BOSS AG	24,520	1,549,926
Infineon Technologies AG	58,583	1,940,312
Mercedes-Benz Group AG	11,510	801,058
Puma SE	17,310	1,070,318
SAP SE	17,250	2,232,875
Symrise AG	14,940	1,422,271
		10,227,079
Hong Kong — 2.3%
AIA Group Ltd.	357,800	2,893,580
Hong Kong Exchanges & Clearing Ltd.	20,400	757,100
		3,650,680

India — 0.7%
HDFC Bank Ltd.	58,930	1,080,770
Indonesia — 0.8%
Bank Central Asia Tbk PT	2,104,800	1,199,178
Ireland — 3.1%
Bank of Ireland Group PLC	113,310	1,107,674
ICON PLC(1)	6,860	1,689,275
Kerry Group PLC, A Shares	23,810	1,989,431
		4,786,380
Italy — 3.1%
Ferrari NV	12,140	3,578,696
Prysmian SpA	29,620	1,188,895
		4,767,591
Japan — 16.1%
BayCurrent Consulting, Inc.	69,600	2,319,268
Denso Corp.	64,800	1,039,773
Fast Retailing Co. Ltd.	9,200	2,003,900
Hoya Corp.	17,400	1,782,063
JMDC, Inc.(2)	22,300	808,922
Keyence Corp.	8,000	2,958,605
Kobe Bussan Co. Ltd.	53,800	1,259,536
Mitsubishi Heavy Industries Ltd.	22,000	1,227,092
MonotaRO Co. Ltd.	42,200	449,902
Murata Manufacturing Co. Ltd.	93,000	1,696,520
Obic Co. Ltd.	10,400	1,575,812
Pan Pacific International Holdings Corp.	73,200	1,536,245
Panasonic Holdings Corp.	108,500	1,224,723
Seven & i Holdings Co. Ltd.	27,100	1,060,970
Sumitomo Mitsui Financial Group, Inc.	51,600	2,536,839
Terumo Corp.	63,100	1,670,310
		25,150,480
Netherlands — 5.1%
Adyen NV(1)	435	322,524
ASML Holding NV	7,950	4,680,562
DSM-Firmenich AG	20,785	1,756,392
Heineken NV(2)	13,490	1,189,299
		7,948,777
Norway — 1.1%
Seadrill Ltd.(1)	39,660	1,776,371
Spain — 3.1%
Cellnex Telecom SA	62,116	2,160,519
Grifols SA(1)	69,020	893,940
Iberdrola SA	165,671	1,852,938
		4,907,397
Sweden — 0.7%
Epiroc AB, A Shares	59,530	1,130,311
Switzerland — 7.2%
Alcon, Inc.	31,932	2,464,109
Julius Baer Group Ltd.	24,570	1,572,673
Lonza Group AG	4,030	1,864,065
On Holding AG, Class A(1)	55,200	1,535,664
Sika AG	8,181	2,072,744
Zurich Insurance Group AG	3,710	1,697,530
		11,206,785

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	95,000	1,549,092
United Kingdom — 17.5%
ARM Holdings PLC, ADR(1)	11,639	622,919
Ashtead Group PLC	19,950	1,209,820
AstraZeneca PLC	37,980	5,122,910
BP PLC	301,370	1,942,611
Compass Group PLC	54,240	1,320,287
CRH PLC	31,060	1,699,914
Haleon PLC	447,710	1,855,796
Halma PLC	31,330	738,157
HSBC Holdings PLC	290,800	2,273,699
London Stock Exchange Group PLC	32,929	3,300,337
Melrose Industries PLC	249,321	1,421,229
Reckitt Benckiser Group PLC	20,191	1,423,884
RELX PLC	28,140	949,441
Rentokil Initial PLC	180,560	1,340,588
Segro PLC	92,960	812,846
Whitbread PLC	27,866	1,172,960
		27,207,398
TOTAL COMMON STOCKS (Cost $128,120,513)		154,244,657
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,273	3,273
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,339,905	1,339,905
		1,343,178
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $189,638), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $185,099)		185,018
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 8/31/30, valued at $1,226,049), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $1,202,530)		1,202,000
		1,387,018
TOTAL SHORT-TERM INVESTMENTS (Cost $2,730,195)		2,730,196
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $130,850,708)		156,974,853
OTHER ASSETS AND LIABILITIES — (0.8)%		(1,244,545)
TOTAL NET ASSETS — 100.0%		$155,730,308

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Health Care	17.5%
Consumer Discretionary	15.8%
Industrials	15.3%
Financials	14.8%
Information Technology	12.6%
Materials	9.3%
Consumer Staples	7.2%
Communication Services	2.4%
Energy	2.4%
Utilities	1.2%
Real Estate	0.5%
Short-Term Investments	1.8%
Other Assets and Liabilities	(0.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,622,046. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,867,249, which includes securities collateral of $3,527,344.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$9,938,270	$144,306,387	—
Short-Term Investments	1,343,178	1,387,018	—
	$11,281,448	$145,693,405	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.